STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 107.6%
Automobiles & Components - 3.0%
Aptiv	21,998	[a]	2,633,381
BorgWarner	18,758		729,686
Ford Motor	316,292		5,348,498
General Motors	116,571	[a]	5,098,816
Tesla	67,385	[a]	72,614,076
			86,424,457
Banks - 4.1%
Bank of America	572,196		23,585,919
Citigroup	158,173		8,446,438
Citizens Financial Group	35,585		1,613,068
Comerica	10,531		952,318
Fifth Third Bancorp	55,644		2,394,918
First Republic Bank	14,324		2,321,920
Huntington Bancshares	119,194		1,742,616
JPMorgan Chase & Co.	237,284		32,346,555
KeyCorp	76,744		1,717,531
M&T Bank	10,256		1,738,392
People's United Financial	37,552		750,664
Regions Financial	75,689		1,684,837
Signature Bank	4,761		1,397,306
SVB Financial Group	4,771	[a]	2,669,136
The PNC Financial Services Group	33,937		6,259,680
Truist Financial	106,006		6,010,540
U.S. Bancorp	108,166		5,749,023
Wells Fargo & Co.	312,787		15,157,658
Zions Bancorp	12,205		800,160
			117,338,679
Capital Goods - 5.7%
3M	46,236		6,883,616
A.O. Smith	10,387		663,625
Allegion	7,361		808,091
AMETEK	18,752		2,497,391
Carrier Global	67,843	[a]	3,111,958
Caterpillar	43,581		9,710,718
Cummins	11,344		2,326,768
Deere & Co.	22,673		9,419,725
Dover	11,509		1,805,762
Eaton	31,865		4,835,832
Emerson Electric	47,607		4,667,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Capital Goods - 5.7% (continued)
Fastenal	46,628		2,769,703
Fortive	28,406		1,730,778
Fortune Brands Home & Security	10,884		808,464
Generac Holdings	5,078	[a]	1,509,486
General Dynamics	18,400		4,437,712
General Electric	88,170		8,067,555
Honeywell International	55,490		10,797,244
Howmet Aerospace	30,328		1,089,988
Huntington Ingalls Industries	3,055		609,289
IDEX	5,794		1,110,884
Illinois Tool Works	22,930		4,801,542
Ingersoll Rand	32,617		1,642,266
Johnson Controls International	56,714		3,718,737
L3Harris Technologies	15,755		3,914,645
Lockheed Martin	19,509		8,611,273
Masco	19,584		998,784
Nordson	4,356		989,160
Northrop Grumman	11,967		5,351,882
Otis Worldwide	34,503		2,655,006
PACCAR	28,153		2,479,435
Parker-Hannifin	10,492		2,977,210
Pentair	13,021		705,868
Quanta Services	11,714		1,541,680
Raytheon Technologies	120,971		11,984,597
Rockwell Automation	9,420		2,637,883
Roper Technologies	8,575		4,049,372
Snap-on	3,913		804,043
Stanley Black & Decker	13,212		1,846,905
Textron	17,515		1,302,766
The Boeing Company	44,359	[a]	8,494,748
Trane Technologies	19,323		2,950,622
TransDigm Group	4,249	[a]	2,768,393
United Rentals	5,823	[a]	2,068,388
W.W. Grainger	3,503		1,806,812
Westinghouse Air Brake Technologies	14,723		1,415,911
Xylem	15,079		1,285,636
			163,466,019
Commercial & Professional Services - .8%
Cintas	7,112		3,025,374
Copart	16,957	[a]	2,127,595
Equifax	9,885		2,343,733
Jacobs Engineering Group	10,859		1,496,479
Leidos Holdings	11,807		1,275,392
Nielsen Holdings	27,408		746,594

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	16,444		2,178,830
Robert Half International	9,206		1,051,141
Rollins	17,956		629,358
Verisk Analytics	12,843		2,756,493
Waste Management	30,901		4,897,808
			22,528,797
Consumer Durables & Apparel - 1.0%
D.R. Horton	26,433		1,969,523
Garmin	12,175		1,444,077
Hasbro	9,631		788,972
Lennar, Cl. A	21,039		1,707,736
Mohawk Industries	4,268	[a]	530,086
Newell Brands	29,432		630,139
NIKE, Cl. B	102,598		13,805,587
NVR	257	[a]	1,148,088
PulteGroup	20,437		856,310
PVH	5,732		439,129
Ralph Lauren	4,265		483,822
Tapestry	21,875		812,656
Under Armour, Cl. A	16,661	[a]	283,570
Under Armour, Cl. C	16,702	[a]	259,883
VF	26,172		1,488,140
Whirlpool	4,948		854,915
			27,502,633
Consumer Services - 2.0%
Booking Holdings	3,297	[a]	7,742,840
Caesars Entertainment	17,661	[a]	1,366,255
Carnival	63,802	[a]	1,290,076
Chipotle Mexican Grill	2,286	[a]	3,616,521
Darden Restaurants	10,384		1,380,553
Domino's Pizza	2,930		1,192,539
Expedia Group	12,107	[a]	2,368,977
Hilton Worldwide Holdings	22,653	[a]	3,437,366
Las Vegas Sands	28,992	[a]	1,126,919
Marriott International, Cl. A	21,647	[a]	3,804,460
McDonald's	60,248		14,898,125
MGM Resorts International	30,672		1,286,384
Norwegian Cruise Line Holdings	29,711	[a,b]	650,077
Penn National Gaming	12,587	[a]	533,941
Royal Caribbean Cruises	17,932	[a]	1,502,343
Starbucks	92,593		8,423,185
Wynn Resorts	8,342	[a]	665,191
Yum! Brands	23,279		2,759,260
			58,045,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Diversified Financials - 5.6%
American Express	49,510		9,258,370
Ameriprise Financial	9,018		2,708,646
Berkshire Hathaway, Cl. B	147,416	[a]	52,024,581
BlackRock	11,465		8,761,209
Capital One Financial	33,507		4,399,134
Cboe Global Markets	8,403		961,471
CME Group	28,802		6,850,844
Discover Financial Services	23,775		2,619,767
FactSet Research Systems	3,060		1,328,499
Franklin Resources	23,930		668,126
Intercontinental Exchange	45,109		5,959,801
Invesco	29,300		675,658
MarketAxess Holdings	3,002		1,021,280
Moody's	12,767		4,307,713
Morgan Stanley	115,068		10,056,943
MSCI	6,707		3,372,816
Nasdaq	9,761		1,739,410
Northern Trust	16,674		1,941,687
Raymond James Financial	14,728		1,618,754
S&P Global	28,333		11,621,630
State Street	29,693		2,586,854
Synchrony Financial	43,669		1,520,118
T. Rowe Price Group	17,946		2,713,256
The Bank of New York Mellon	60,157		2,985,592
The Charles Schwab	120,709		10,176,976
The Goldman Sachs Group	27,219		8,984,992
			160,864,127
Energy - 4.2%
APA	29,545		1,221,095
Baker Hughes	72,903		2,654,398
Chevron	154,778		25,202,502
ConocoPhillips	105,612		10,561,200
Coterra Energy	62,290		1,679,961
Devon Energy	50,812		3,004,514
Diamondback Energy	13,531		1,854,829
EOG Resources	47,501		5,663,544
Exxon Mobil	339,919		28,073,910
Halliburton	71,323		2,701,002
Hess	21,313		2,281,344
Kinder Morgan	158,107		2,989,803
Marathon Oil	66,560		1,671,322
Marathon Petroleum	46,607		3,984,898
Occidental Petroleum	70,985		4,027,689
ONEOK	35,781		2,527,212

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Energy - 4.2% (continued)
Phillips 66	37,660		3,253,447
Pioneer Natural Resources	18,443		4,611,303
Schlumberger	113,708		4,697,277
The Williams Companies	98,576		3,293,424
Valero Energy	33,120		3,363,005
			119,317,679
Food & Staples Retailing - 1.6%
Costco Wholesale	35,694		20,554,390
Sysco	41,584		3,395,334
The Kroger Company	55,127		3,162,636
Walgreens Boots Alliance	58,326		2,611,255
Walmart	114,191		17,005,324
			46,728,939
Food, Beverage & Tobacco - 3.3%
Altria Group	146,690		7,664,552
Archer-Daniels-Midland	45,400		4,097,804
Brown-Forman, Cl. B	14,475		970,115
Campbell Soup	15,654		697,699
Conagra Brands	37,755		1,267,435
Constellation Brands, Cl. A	13,189		3,037,690
General Mills	49,222		3,333,314
Hormel Foods	22,277		1,148,157
Kellogg	21,308		1,374,153
Lamb Weston Holdings	11,358		680,458
McCormick & Co.	19,869		1,982,926
Molson Coors Beverage, Cl. B	16,621		887,229
Mondelez International, Cl. A	112,009		7,031,925
Monster Beverage	30,165	[a]	2,410,183
PepsiCo	111,016		18,581,858
Philip Morris International	125,258		11,766,737
The Coca-Cola Company	312,110		19,350,820
The Hershey Company	11,690		2,532,405
The J.M. Smucker Company	9,090		1,230,877
The Kraft Heinz Company	55,251		2,176,337
Tyson Foods, Cl. A	23,673		2,121,811
			94,344,485
Health Care Equipment & Services - 6.4%
Abbott Laboratories	141,980		16,804,753
ABIOMED	3,573	[a]	1,183,521
Align Technology	5,817	[a]	2,536,212
AmerisourceBergen	11,955		1,849,558
Anthem	19,465		9,561,597
Baxter International	40,630		3,150,450
Becton Dickinson & Co.	22,985		6,114,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Health Care Equipment & Services - 6.4% (continued)
Boston Scientific	115,646	[a]	5,121,961
Cardinal Health	22,628		1,283,008
Centene	47,404	[a]	3,990,943
Cerner	23,694		2,216,811
Cigna	25,996		6,228,902
CVS Health	105,995		10,727,754
DaVita	5,719	[a]	646,876
Dentsply Sirona	18,101		890,931
DexCom	7,873	[a]	4,027,827
Edwards Lifesciences	49,968	[a]	5,882,233
HCA Healthcare	19,331		4,844,735
Henry Schein	11,550	[a]	1,007,044
Hologic	20,152	[a]	1,548,077
Humana	10,239		4,455,706
IDEXX Laboratories	6,756	[a]	3,695,937
Intuitive Surgical	28,661	[a]	8,646,450
Laboratory Corp. of America Holdings	7,781	[a]	2,051,538
McKesson	12,285		3,760,807
Medtronic	108,069		11,990,256
Molina Healthcare	4,701	[a]	1,568,207
Quest Diagnostics	9,708		1,328,637
ResMed	11,811		2,864,286
Steris	8,003		1,934,885
Stryker	26,957		7,206,954
Teleflex	3,771		1,338,064
The Cooper Companies	4,098		1,711,284
UnitedHealth Group	75,814		38,662,866
Universal Health Services, Cl. B	5,901		855,350
Zimmer Biomet Holdings	16,802		2,148,976
			183,837,406
Household & Personal Products - 1.6%
Church & Dwight	19,156		1,903,723
Colgate-Palmolive	67,485		5,117,388
Kimberly-Clark	26,689		3,287,017
The Clorox Company	9,790		1,361,104
The Estee Lauder Companies, Cl. A	18,603		5,065,969
The Procter & Gamble Company	192,951		29,482,913
			46,218,114
Insurance - 2.2%
Aflac	49,025		3,156,720
American International Group	66,670		4,184,876
Aon, Cl. A	17,290		5,630,143
Arthur J. Gallagher & Co.	16,372		2,858,551
Assurant	4,565		830,054

Description	Shares	Value ($)
Common Stocks - 107.6% (continued)
Insurance - 2.2% (continued)
Brown & Brown	18,401	1,329,840
Chubb	34,883	7,461,474
Cincinnati Financial	11,922	1,620,915
Everest Re Group	3,114	938,497
Globe Life	7,228	727,137
Lincoln National	14,559	951,576
Loews	15,764	1,021,822
Marsh & McLennan	40,539	6,908,656
MetLife	57,416	4,035,196
Principal Financial Group	19,816	1,454,693
Prudential Financial	30,350	3,586,459
The Allstate	22,612	3,131,988
The Hartford Financial Services Group	27,904	2,003,786
The Progressive	46,637	5,316,152
The Travelers Companies	19,639	3,588,634
W.R. Berkley	16,863	1,122,874
Willis Towers Watson	9,982	2,357,948
		64,217,991
Materials - 2.8%
Air Products & Chemicals	17,688	4,420,408
Albemarle	9,391	2,076,820
Amcor	128,825	1,459,587
Avery Dennison	6,592	1,146,810
Ball	26,304	2,367,360
Celanese	8,844	1,263,542
CF Industries Holdings	16,948	1,746,661
Corteva	57,503	3,305,272
Dow	58,944	3,755,912
DuPont de Nemours	41,326	3,040,767
Eastman Chemical	10,384	1,163,631
Ecolab	19,554	3,452,454
FMC	10,145	1,334,778
Freeport-McMoRan	117,080	5,823,559
International Flavors & Fragrances	20,211	2,654,311
International Paper	32,535	1,501,490
Linde	41,154	13,145,822
LyondellBasell Industries, Cl. A	21,399	2,200,245
Martin Marietta Materials	4,996	1,922,910
Newmont	64,987	5,163,217
Nucor	21,895	3,254,692
Packaging Corp. of America	7,646	1,193,617
PPG Industries	19,268	2,525,457
Sealed Air	12,617	844,834
The Mosaic Company	30,453	2,025,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Materials - 2.8% (continued)
The Sherwin-Williams Company	19,368		4,834,640
Vulcan Materials	10,392		1,909,010
WestRock	21,030		989,041
			80,521,971
Media & Entertainment - 8.8%
Activision Blizzard	62,421		5,000,546
Alphabet, Cl. A	24,209	[a]	67,333,702
Alphabet, Cl. C	22,358	[a]	62,445,670
Charter Communications, Cl. A	9,594	[a]	5,233,719
Comcast, Cl. A	364,142		17,049,128
Discovery, Cl. A	14,106	[a]	351,522
Discovery, Cl. C	26,199	[a]	654,189
DISH Network, Cl. A	20,340	[a]	643,761
Electronic Arts	22,401		2,833,951
Fox, Cl. A	24,830		979,544
Fox, Cl. B	10,859		393,965
Live Nation Entertainment	10,727	[a,b]	1,261,924
Match Group	22,670	[a]	2,465,136
Meta Platforms, Cl. A	185,870	[a]	41,330,053
Netflix	35,821	[a]	13,418,188
News Corporation, Cl. A	30,308		671,322
News Corporation, Cl. B	9,583		215,809
Omnicom Group	17,727		1,504,668
Paramount Global, Cl. B	49,863	[b]	1,885,320
Take-Two Interactive Software	9,121	[a]	1,402,263
The Interpublic Group of Companies	31,064		1,101,219
The Walt Disney Company	145,899	[a]	20,011,507
Twitter	64,866	[a]	2,509,666
			250,696,772
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
AbbVie	141,947		23,011,028
Agilent Technologies	24,024		3,179,096
Amgen	45,226		10,936,551
Biogen	11,693	[a]	2,462,546
Bio-Rad Laboratories, Cl. A	1,702	[a]	958,617
Bio-Techne	3,003		1,300,419
Bristol-Myers Squibb	175,456		12,813,552
Catalent	13,636	[a]	1,512,232
Charles River Laboratories International	4,013	[a]	1,139,572
Danaher	51,063		14,978,310
Eli Lilly & Co.	64,068		18,347,153
Gilead Sciences	100,717		5,987,626
Illumina	12,665	[a]	4,425,151
Incyte	14,735	[a]	1,170,254

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.2% (continued)
IQVIA Holdings	15,214	[a]	3,517,629
Johnson & Johnson	211,910		37,556,809
Merck & Co.	202,812		16,640,725
Mettler-Toledo International	1,815	[a]	2,492,340
Moderna	28,592	[a]	4,925,258
Organon & Co.	22,144		773,490
PerkinElmer	10,349		1,805,487
Pfizer	452,346		23,417,952
Regeneron Pharmaceuticals	8,554	[a]	5,974,285
Thermo Fisher Scientific	31,799		18,782,079
Vertex Pharmaceuticals	20,414	[a]	5,327,442
Viatris	96,051		1,045,035
Waters	5,013	[a]	1,555,985
West Pharmaceutical Services	5,997		2,463,028
Zoetis	37,988		7,164,157
			235,663,808
Real Estate - 2.9%
Alexandria Real Estate Equities	11,349	[c]	2,283,986
American Tower	36,505	[c]	9,170,786
AvalonBay Communities	11,326	[c]	2,813,039
Boston Properties	11,272	[c]	1,451,834
CBRE Group, Cl. A	26,345	[a]	2,411,094
Crown Castle International	34,975	[c]	6,456,385
Digital Realty Trust	22,975	[c]	3,257,855
Duke Realty	30,313	[c]	1,759,973
Equinix	7,182	[c]	5,326,315
Equity Residential	27,621	[c]	2,483,680
Essex Property Trust	5,052	[c]	1,745,365
Extra Space Storage	10,755	[c]	2,211,228
Federal Realty Investment Trust	5,746	[c]	701,414
Healthpeak Properties	44,768	[c]	1,536,885
Host Hotels & Resorts	56,241	[c]	1,092,763
Iron Mountain	24,240	[c]	1,343,138
Kimco Realty	51,986	[c]	1,284,054
Mid-America Apartment Communities	9,312	[c]	1,950,398
Prologis	59,231	[c]	9,564,622
Public Storage	12,400	[c]	4,839,472
Realty Income	44,437	[c]	3,079,484
Regency Centers	12,917	[c]	921,499
SBA Communications	8,625	[c]	2,967,862
Simon Property Group	26,734	[c]	3,517,125
UDR	24,072	[c]	1,381,011
Ventas	33,178	[c]	2,049,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Real Estate - 2.9% (continued)
Vornado Realty Trust	13,858	[c]	628,045
Welltower	35,037	[c]	3,368,457
Weyerhaeuser	60,144	[c]	2,279,458
			83,876,300
Retailing - 6.9%
Advance Auto Parts	5,059		1,047,011
Amazon.com	35,225	[a]	114,831,739
AutoZone	1,684	[a]	3,443,073
Bath & Body Works	20,746		991,659
Best Buy	17,566		1,596,749
CarMax	12,960	[a]	1,250,381
Dollar General	18,734		4,170,750
Dollar Tree	17,943	[a]	2,873,571
eBay	50,398		2,885,789
Etsy	10,345	[a,b]	1,285,677
Genuine Parts	11,902		1,499,890
LKQ	20,378		925,365
Lowe's	54,233		10,965,370
O'Reilly Automotive	5,410	[a]	3,705,634
Pool	3,117		1,318,023
Ross Stores	28,157		2,547,082
Target	38,567		8,184,689
The Home Depot	84,056		25,160,482
The TJX Companies	96,561		5,849,665
Tractor Supply	9,183		2,143,037
Ulta Beauty	4,237	[a]	1,687,258
			198,362,894
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices	131,648	[a]	14,394,392
Analog Devices	42,287		6,984,967
Applied Materials	71,479		9,420,932
Broadcom	33,235		20,927,415
Enphase Energy	10,917	[a]	2,202,832
Intel	327,532		16,232,486
KLA	12,175		4,456,780
Lam Research	11,307		6,078,756
Microchip Technology	44,554		3,347,788
Micron Technology	89,494		6,970,688
Monolithic Power Systems	3,362		1,632,856
NVIDIA	201,237		54,909,528
NXP Semiconductors	21,572		3,992,546
Qorvo	8,824	[a]	1,095,058
Qualcomm	90,718		13,863,525
Skyworks Solutions	13,277		1,769,559

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Semiconductors & Semiconductor Equipment - 6.5% (continued)
SolarEdge Technologies	4,232	[a]	1,364,270
Teradyne	13,240		1,565,365
Texas Instruments	74,418		13,654,215
			184,863,958
Software & Services - 14.2%
Accenture, Cl. A	50,716		17,102,957
Adobe	37,969	[a]	17,299,436
Akamai Technologies	12,395	[a]	1,479,839
Ansys	6,923	[a]	2,199,091
Autodesk	17,552	[a]	3,762,271
Automatic Data Processing	33,801		7,691,080
Broadridge Financial Solutions	9,265		1,442,653
Cadence Design Systems	22,511	[a]	3,702,159
Ceridian HCM Holding	10,617	[a]	725,778
Citrix Systems	10,513	[a]	1,060,762
Cognizant Technology Solutions, Cl. A	41,642		3,734,038
DXC Technology	21,250	[a]	693,388
EPAM Systems	4,599	[a]	1,364,109
Fidelity National Information Services	48,893		4,909,835
Fiserv	47,589	[a]	4,825,525
FLEETCOR Technologies	6,585	[a]	1,640,060
Fortinet	11,022	[a]	3,766,658
Gartner	6,603	[a]	1,964,128
Global Payments	23,173		3,170,993
International Business Machines	72,006		9,362,220
Intuit	22,683		10,906,894
Jack Henry & Associates	6,141		1,210,084
Mastercard, Cl. A	69,656		24,893,661
Microsoft	603,460		186,052,753
NortonLifeLock	45,907		1,217,454
Oracle	126,825		10,492,232
Paychex	26,028		3,552,041
Paycom Software	3,857	[a]	1,335,988
PayPal Holdings	94,344	[a]	10,910,884
PTC	8,156	[a]	878,564
Salesforce	79,287	[a]	16,834,216
ServiceNow	16,112	[a]	8,972,612
Synopsys	12,128	[a]	4,041,899
Tyler Technologies	3,273	[a]	1,456,125
Verisign	7,806	[a]	1,736,523
Visa, Cl. A	133,495	[b]	29,605,186
			405,994,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 107.6% (continued)
Technology Hardware & Equipment - 9.5%
Amphenol, Cl. A	48,652		3,665,928
Apple	1,247,951		217,904,724
Arista Networks	17,799	[a]	2,473,705
CDW	10,897		1,949,364
Cisco Systems	338,640		18,882,566
Corning	62,321		2,300,268
F5	4,516	[a]	943,618
Hewlett Packard Enterprise	108,637		1,815,324
HP	87,153		3,163,654
IPG Photonics	3,052	[a]	334,988
Juniper Networks	25,338		941,560
Keysight Technologies	14,947	[a]	2,361,178
Motorola Solutions	13,389		3,242,816
NetApp	18,601		1,543,883
Seagate Technology Holdings	16,228		1,458,897
TE Connectivity	26,079		3,415,827
Teledyne Technologies	3,716	[a]	1,756,293
Trimble	20,379	[a]	1,470,141
Western Digital	24,308	[a]	1,206,892
Zebra Technologies, Cl. A	4,331	[a]	1,791,735
			272,623,361
Telecommunication Services - 1.3%
AT&T	575,040		13,588,195
Lumen Technologies	78,537	[b]	885,112
T-Mobile US	46,873	[a]	6,016,150
Verizon Communications	337,918		17,213,543
			37,703,000
Transportation - 2.0%
Alaska Air Group	9,562	[a]	554,692
American Airlines Group	51,066	[a,b]	931,955
C.H. Robinson Worldwide	10,844		1,168,007
CSX	178,201		6,673,627
Delta Air Lines	51,171	[a]	2,024,836
Expeditors International of Washington	13,611	[a]	1,404,111
FedEx	19,775		4,575,737
J.B. Hunt Transport Services	6,671		1,339,470
Norfolk Southern	19,541		5,573,484
Old Dominion Freight Line	7,339		2,192,013
Southwest Airlines	47,632	[a]	2,181,546
Union Pacific	51,267		14,006,657
United Airlines Holdings	26,361	[a,b]	1,222,096
United Parcel Service, Cl. B	58,545		12,555,561
			56,403,792

Description		Shares		Value ($)
Common Stocks - 107.6% (continued)
Utilities - 3.0%
Alliant Energy		19,743		1,233,543
Ameren		19,991		1,874,356
American Electric Power		40,664		4,057,047
American Water Works		14,718		2,436,271
Atmos Energy		10,998		1,314,151
CenterPoint Energy		51,062		1,564,540
CMS Energy		23,009		1,609,249
Consolidated Edison		28,766		2,723,565
Constellation Energy		26,515		1,491,469
Dominion Energy		65,793		5,590,431
DTE Energy		16,208		2,142,860
Duke Energy		61,678		6,886,965
Edison International		29,616		2,076,082
Entergy		16,011		1,869,284
Evergy		18,122		1,238,457
Eversource Energy		27,659		2,439,247
Exelon		79,547		3,788,824
FirstEnergy		45,271		2,076,128
NextEra Energy		157,544		13,345,552
NiSource		30,947		984,115
NRG Energy		19,152		734,671
Pinnacle West Capital		9,947		776,861
PPL		60,277		1,721,511
Public Service Enterprise Group		41,002		2,870,140
Sempra Energy		25,506		4,288,069
The AES		50,622		1,302,504
The Southern Company		86,184		6,249,202
WEC Energy Group		25,385		2,533,677
Xcel Energy		42,817		3,090,103
				84,308,874
Total Common Stocks (cost $713,743,021)				3,081,853,164
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,240,583)	0.31	29,240,583	[d]	29,240,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,575,000)	0.31	1,575,000	[d]	1,575,000
Total Investments (cost $744,558,604)		108.7%		3,112,668,747
Liabilities, Less Cash and Receivables		(8.7%)		(248,546,344)
Net Assets		100.0%		2,864,122,403

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $34,733,237 and the value of the collateral was $35,823,939, consisting of cash collateral of $1,575,000 and U.S. Government & Agency securities valued at $34,248,939. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

March 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	140	6/17/2022	31,464,909	31,715,250	250,341
Gross Unrealized Appreciation				250,341

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,081,853,164	-	-	3,081,853,164
Investment Companies	30,815,583	-	-	30,815,583
Other Financial Instruments:
Futures††	250,341	-	-	250,341

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2022, accumulated net unrealized appreciation on investments was $2,368,110,142, consisting of $2,394,517,820 gross unrealized appreciation and $26,407,678 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.